Regulatory Capital Requirements (Summary Of Capital And Total Risk-Based Capital Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Regulatory Capital Requirements [Abstract]
Tangible equity, Actual Amount		$ 1,369,143
Tangible equity, Actual Ratio		15.10%
Tangible equity, For Capital Adequacy Purposes Amount		135,926
Tangible equity, For Capital Adequacy Purposes Ratio		1.50%
Tier 1 capital, Actual Amount	1,355,105	1,369,143
Tier 1 capital, Actual Ratio	14.60%	15.10%
Tier 1 capital, For Capital Adequacy Purposes Amount	371,747	362,469
Tier 1 capital, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	464,684	453,086
Tier 1 capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tier 1 risk-based capital, Actual Amount	1,355,105	1,369,143
Tier 1 risk-based capital, Actual Ratio	36.40%	37.90%
Tier 1 risk-based capital, For Capital Adequacy Purposes, Amount	148,744
Tier 1 risk-based capital, For Capital Adequacy Purposes, Ratio	4.00%
Tier 1 risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	223,116	216,551
Tier 1 risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Total risk-based capital, Actual Amount	1,366,205	1,380,853
Total risk-based capital, Actual Ratio	36.70%	38.30%
Total risk-based capital, For Capital Adequacy Purposes Amount	297,489	288,734
Total risk-based capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 371,861	$ 360,918
Total risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%